Note 20 - Condensed financial information of the parent company: Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 8,968,814	$ 10,802,405
Restricted cash	503,544	0
Prepayments, net	726,991	259,950
Other receivables and other current assets, net	507,523	215,651
Total current assets	19,770,427	18,528,704
Other Assets, Noncurrent
Total non-current assets	10,137,476	8,521,640
Total assets	29,907,903	27,050,344
EQUITY
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders' equity	17,423,876	15,828,953
Total liabilities and shareholders' equity	29,907,903	27,050,344
Common Class A
EQUITY
Ordinary Shares, Value	1,179	1,044
Common Class B
EQUITY
Ordinary Shares, Value	456	456
Parent Company
CURRENT ASSETS
Cash	2,057,850	0
Restricted cash	503,544	0
Prepayments, net	23,625	0
Other receivables and other current assets, net	16,000	0
Loans to subsidiaries	31,198	0
Total current assets	2,632,217	0
Other Assets, Noncurrent
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	14,791,659	15,828,953
Total non-current assets	14,791,659	15,828,953
Total assets	17,423,876	15,828,953
EQUITY
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,299,304	15,779,323
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders' equity	17,423,876	15,828,953
Total liabilities and shareholders' equity	17,423,876	15,828,953
Parent Company | Common Class A
EQUITY
Ordinary Shares, Value	1,179	1,044
Parent Company | Common Class B
EQUITY
Ordinary Shares, Value	$ 456	$ 456